Share Capital	12 Months Ended
Dec. 31, 2020
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Share Capital

 NOTE 23   SHARE CAPITAL

Authorized

We are authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares. The common shares are not redeemable or convertible. The preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors.

Issued

	Number of Common Shares	Share Capital
Balance – December 31, 2019	572,942,809	15,771
Issued under option plans and share-settled plans	150,177	7
Repurchased	(3,832,580)	(105)
Balance – December 31, 2020	569,260,406	15,673

Share Repurchase Programs

	Commencement Date	Expiry	Maximum Shares for Repurchase
2019 Normal Course Issuer Bid [1]	February 27, 2019	February 26, 2020	42,164,420
2020 Normal Course Issuer Bid [2]	February 27, 2020	February 26, 2021	28,572,458

1  The 2019 normal course issuer bid permitted the repurchase of up to 7 percent of our outstanding common shares for cancellation. As of the expiry date, we had repurchased 33,256,668 of the maximum shares for repurchase.

2  The 2020 normal course issuer bid permits the repurchase of up to 5 percent of our outstanding common shares for cancellation and can expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases. As at February 18, 2021, we had repurchased 710,100 of the maximum shares for repurchase.

On February 17, 2021, our Board of Directors approved a share repurchase program of up to a maximum of 28,468,448 or 5 percent of our outstanding common shares for cancellation. Subject to acceptance by the Toronto Stock Exchange, the 2021 share repurchase program will commence on March 1, 2021, and will expire on the earlier of February 28, 2022, the date on which we have acquired the maximum number of common shares allowable or the date we determine not to make any further repurchases.

Purchases under the normal course issuer bids were, or may be, made through open market purchases at market prices as well as by other means permitted by applicable securities regulatory authorities, including private agreements.

The following table summarizes our share repurchases:

	2020	2019
Number of common shares repurchased for cancellation	3,832,580	36,067,323
Average price per share (US dollars)	41.96	52.07
Total cost	160	1,878

Dividends Declared

Dividends declared for the years ended December 31 were as follows:

	2020		2019
Declared	Per Share	Declared	Per Share
February 19, 2020	0.45	May 10, 2019	0.43
May 6, 2020	0.45	July 30, 2019	0.45
August 10, 2020	0.45	December 13, 2019	0.45
December 10, 2020	0.45
	1.80		1.33

Subsequent to year-end, our Board of Directors declared a quarterly dividend of $0.46 per share payable on April 15, 2021, to shareholders of record on March 31, 2021. The total estimated dividend to be paid is $262.